iShares®

iShares Trust

iShares, Inc.

Supplement dated February 2, 2010

to all Prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the

iShares FTSE Series dated December 1, 2009,

iShares NYSE Series dated December 1, 2009,

iShares MSCI Series dated December 1, 2009,

iShares S&P Series dated December 1, 2009,

iShares S&P AMT-Free Municipal Series dated December 4, 2009 (as revised January 6, 2010),

iShares MSCI Series dated January 1, 2010, and the

iShares MSCI Series dated January 19, 2010

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses for the Funds.

Effective immediately, the language below should follow the section entitled ‘Tax Information’ in each Prospectus:

Payments to Broker-dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additionally, the language below should conclude the section entitled ‘Distribution’ in each Prospectus:

In addition, BFA or its affiliates makes payments to broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund’s SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SU1-SPRO

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares, Inc.

Supplement dated February 2, 2010

to the Prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the

iShares S&P Series dated June 12, 2009 (as revised December 1, 2009),

iShares Barclays Series, iShares iBoxx Series, iShares JPMorgan Series, iShares S&P Series and iShares S&P/Citigroup Series dated July 1, 2009 (as revised December 1, 2009),

iShares S&P Series, iShares Russell Series and iShares Nasdaq Series

dated August 1, 2009 (as revised December 1, 2009),

iShares Cohen & Steers Series, iShares Dow Jones Series, iShares FTSE EPRA/NAREIT Series, iShares FTSE KLD Series, iShares FTSE NAREIT Series and iShares Morningstar Series dated September 1, 2009

(as revised December 1, 2009),

iShares Russell Series dated September 21, 2009

(as revised December 1, 2009),

iShares MSCI Series dated September 28, 2009

(as revised December 1, 2009),

iShares 10+ Year Series dated October 5, 2009

(as revised December 9, 2009)

and iShares S&P Series dated November 16, 2009

(as revised December 1, 2009)

and (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

The language below should conclude the section entitled ‘Distribution’ in each Prospectus:

In addition, BFA or its affiliates makes payments to broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund’s SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SU1-SF

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares, Inc.

Supplement dated February 2, 2010

to the Statements of Additional Information (“SAI”) for the

iShares Barclays Series, iShares iBoxx Series, iShares JPMorgan Series, iShares S&P Series and iShares S&P/Citigroup Series dated July 1, 2009 (as revised December 1, 2009),

iShares S&P Series, iShares Russell Series and iShares Nasdaq Series

dated August 1, 2009 (as revised December 1, 2009),

iShares Cohen & Steers Series, iShares Dow Jones Series, iShares FTSE EPRA/NAREIT Series, iShares FTSE KLD Series, iShares FTSE NAREIT Series and iShares Morningstar Series

dated September 1, 2009 (as revised December 1, 2009)

iShares FTSE Series, iShares FTSE/Xinhua Series, iShares MSCI Series, iShares NYSE Series, iShares S&P Series dated December 1, 2009, and the

iShares MSCI Series dated January 1, 2010

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

The following paragraph under the heading “Investment Advisory, Administrative and Distribution Services” in each SAI is hereby deleted.

BFA and/or BTC may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BFA and/or BTC may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by BFA and/or BTC from their own resources and not from the assets of the Funds.

The following text shall be added under the heading “Investment Advisory, Administrative and Distribution Services” in each SAI.

FINANCIAL INTERMEDIARY COMPENSATION

BFA and/or BTC and/or their respective subsidiaries (“BFA Entities”) pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other iShares funds or exchange traded products in general (“Payments”). BFA Entities make Payments from their own assets and not from the assets of the Funds. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other iShares funds, Payments do not increase the price paid by investors for the purchase of shares of the Fund or other iShares funds. BFA Entities make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make Payments to Intermediaries for certain printing publishing and mailing costs associated with the Funds or materials relating to exchange traded products in general (“Publishing Costs”). In addition, BFA Entities make Payments to Intermediaries that make shares of the Funds and certain other iShares funds available to their clients or for otherwise promoting the Funds and other iShares funds; Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other iShares funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of February 2, 2010, BFA Entities had arrangements to make Payments other than Education Costs or Publishing Costs only to Fidelity Brokerage Services LLC (“FBS”). Pursuant to BFA Entities’ arrangement with FBS, FBS has agreed to promote iShares funds to FBS’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of certain iShares funds online (the “Co-Branded Marketing Program”). BFA Entities have agreed to facilitate the Co-Branded Marketing Program by making Payments to FBS during the term of the agreement in a fixed amount. Upon termination of the agreement the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Co-Branded Marketing Program and the level of services provided by FBS during the wind-down period.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs Payments to other Intermediaries that are not listed above. BFA Entities may determine to make Payments based on any number of metrics. For example, BFA Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the Payments paid by BFA Entities in connection with the Funds, iShares funds and exchange traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of iShares funds.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.                                                      IS-SAI-SU1-SF

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares, Inc.

Supplement dated February 2, 2010

to the Statements of Additional Information (“SAI”) for the

iShares S&P Emerging Markets Infrastructure Index Fund

dated June 12, 2009 (as revised December 1, 2009),

iShares Russell Top 200 Series dated September 21, 2009 (as revised December 1, 2009),

iShares 10+ Year Series dated October 5, 2009 (as revised December 9, 2009),

iShares India Nifty 50 Index Fund dated November 16, 2009 (as revised December 1, 2009)

iShares MSCI Kokusai Index Fund dated December 1, 2009,

iShares S&P AMT-Free Municipal Series dated December 4, 2009 (as revised January 6, 2010),

iShares MSCI All Peru Capped Index Fund dated January 1, 2010,

iShares MSCI Emerging Markets Eastern Europe Index Fund dated January 1, 2010, and the

iShares MSCI Series dated January 19, 2010 (as revised January 21, 2010),

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

The following paragraph under the heading “Investment Advisory, Administrative and Distribution Services” in each SAI is hereby deleted.

BFA and/or BTC may pay certain broker-dealers and intermediaries for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. BFA and/or BTC may also pay broker-dealers or intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to exchange traded products in general. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by BFA and/or BTC from their own resources and not from the assets of the Fund.

The following text shall be added under the heading “Investment Advisory, Administrative and Distribution Services” in each SAI.

FINANCIAL INTERMEDIARY COMPENSATION

BFA and/or BTC and/or their respective subsidiaries (“BFA Entities”) pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other iShares funds or exchange traded products in general (“Payments”). BFA Entities make Payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other iShares funds, Payments do not increase the price paid by investors for the purchase of shares of the Fund or other iShares funds. BFA Entities make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange traded products, including the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make Payments to Intermediaries for certain printing publishing and mailing costs associated with the Fund or materials relating to exchange traded products in general (“Publishing Costs”). In addition, BFA Entities make Payments to Intermediaries that make shares of the Fund and certain other iShares funds available to their clients or for otherwise promoting the Fund and other iShares funds; Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other iShares funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of February 2, 2010, BFA Entities had arrangements to make Payments other than Education Costs or Publishing Costs only to Fidelity Brokerage Services LLC (“FBS”). Pursuant to BFA Entities’ arrangement with FBS, FBS has agreed to promote iShares funds to FBS’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of certain iShares funds online (the “Co-Branded Marketing Program”). BFA Entities have agreed to facilitate the Co-Branded Marketing Program by making Payments to FBS during the term of the agreement in a fixed amount. Upon termination of the agreement the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Co-Branded Marketing Program and the level of services provided by FBS during the wind-down period.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs Payments to other Intermediaries that are not listed above. BFA Entities may determine to make Payments based on any number of metrics. For example, BFA Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the Payments paid by BFA Entities in connection with the Fund, iShares funds and exchange traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of iShares funds.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A                                                   IS-SAI-SU1-MULT

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE